CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Revenues
Total operating revenues	$ 2,132	$ 2,674	$ 2,278	$ 1,995	$ 1,816	$ 2,685	$ 2,133	$ 2,215		$ 9,079	$ 8,849	$ 8,952
Operating Costs and Expenses
Cost of operations										6,675	6,073	5,323
Depreciation and amortization										896	838	818
Impairment charge on emission allowances										160	0	0
Selling, general and administrative										668	598	550
Reliant Energy acquisition-related transaction and integration costs										0	0	54
Development costs										45	55	48
Total operating costs and expenses										8,444	7,564	6,793
Gain on sale of assets										0	23	0
Operating Income/(Loss)	9	43	269	314	152	454	444	258		635	1,308	2,159
Other Income/(Expense)
Equity in earnings of unconsolidated affiliates										35	44	41
Gains on sales of equity method investments										0	0	128
Impairment charge on investment									(14)	(495)	0	0
Other income/(expense), net										19	33	(5)
Loss on debt extinguishment and refinancing expense										(175)	(2)	(20)
Interest expense										(665)	(630)	(634)
Total other income/(expense)										(1,281)	(555)	(490)
(Loss)/Income Before Income Taxes										(646)	753	1,669
Income tax (benefit)/expense										(843)	277	728
Net Income/(Loss)										197	476	941
Less: Net loss attributable to noncontrolling interest										0	(1)	(1)
Less: Net loss attributable to noncontrolling interest											(1)	(1)
Net income/(loss) attributable to NRG Energy, Inc.	(109)	(55)	621	(260)	(15)	223	211	58		197	477	942
Dividends for preferred shares										9	9	33
Income Available for Common Stockholders										$ 188	$ 468	$ 909
Earnings Per Share Attributable to NRG Energy, Inc. Common Stockholders
Weighted average number of common shares outstanding - basic (in shares)	229	240	243	247	248	252	255	254		240	252	246
Net Income per Weighted Average Common Share - Basic (in dollars per share)	$ (0.48)	$ (0.24)	$ 2.54	$ (1.06)	$ (0.07)	$ 0.88	$ 0.82	$ 0.22		$ 0.78	$ 1.86	$ 3.70
Weighted average number of common shares outstanding - diluted (in shares)	229	240	244	247	248	253	256	257		241	254	271
Net Income Per Weighted Average Common Share - Diluted (in dollars per share)	$ (0.48)	$ (0.24)	$ 2.53	$ (1.06)	$ (0.07)	$ 0.87	$ 0.81	$ 0.22		$ 0.78	$ 1.84	$ 3.44